As filed with the Securities and Exchange Commission on May 18, 2020

Securities Act File No. 33-30139

Investment Company Act File No. 811-5848

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 51	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 53	X

                THE GABELLI VALUE 25 FUND INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq.	Michael R. Rosella, Esq.
The Gabelli Value 25 Fund Inc.	Paul Hastings LLP
One Corporate Center	200 Park Avenue
Rye, New York 10580-1422	New York, New York 10166

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph(b); or
on _________ pursuant to paragraph(b); or
60 days after filing pursuant to paragraph(a)(1); or
on _________ pursuant to paragraph(a)(1); or
75 days after filing pursuant to paragraph(a)(2); or
on ________ pursuant to paragraph(a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI VALUE 25 FUND INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 51 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 51 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 18th day of May, 2020.

THE GABELLI VALUE 25 FUND INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 51 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli*	Chairman of the Board	May 18, 2020
Mario J. Gabelli

/s/Bruce N. Alpert	President	May 18, 2020
Bruce N. Alpert	(Principal Executive Officer)

/s/John C. Ball	Treasurer	May 18, 2020
John C. Ball	(Principal Financial and Accounting Officer)

Anthony J. Colavita*	Director	May 18, 2020
Anthony J. Colavita

Robert J. Morrissey*	Director	May 18, 2020
Robert J. Morrissey

Kuni Nakamura*	Director	May 18, 2020
Kuni Nakamura

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-fact

Exhibit Index

Exhibit No. Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase